Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Outstanding Stock Options
The following table presents information regarding outstanding stock options as of December 31, 2012 and changes during the year then ended with regard to stock options:

	Shares	Weighted- Average Exercise Price	Aggregate Intrinsic Value (in millions)	Weighted- Average Remaining Contractual Life
Beginning of year	17,066,401	$19.21
Granted *	16,119,890	2.82
Exercised	—	—
Forfeited	(6,090,871)	11.59
Expired	(5,684,301)	30.20
End of year	21,411,119	$6.12	$7.7	8
Options exercisable at year-end	2,940,515	$17.50	$7.5	6

Weighted-Average Assumptions
Our weighted-average assumptions are as follows:

	2012	2011	2010
Risk-free interest rate	0.8%	1.7%	1.8%
Expected stock price volatility	68.1%	65.7%	67.0%
Expected term until exercise (years)	4	4	4
Expected dividends	—%	—%	—%

Outstanding Restricted Stock Units
The following table presents information regarding outstanding restricted stock units as of December 31, 2012 and changes during the year then ended:

	Restricted Stock Units	Aggregate Intrinsic Value (in millions)	Weighted-Average Remaining Contractual Life
Beginning of year	4,692,159
Granted	1,469,549
Converted	(680,611)
Forfeited	(1,079,329)
End of year	4,401,768	$13.7	2

Stock-Based Compensation Expense Allocation
Stock-based compensation expense recorded for the years ended December 31, 2012, 2011 and 2010 was allocated as follows:

	2012	2011	2010
In millions
Cost of goods sold	$5.9	$5.9	$5.7
Marketing and administration	21.7	32.5	40.8
Research and development	3.8	5.0	4.7
Stock-based employee compensation	$31.4	$43.4	$51.2